UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_| is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Emerging Sovereign Group LLC

Address:  101 Park Avenue
          48th Floor
          New York, NY 10178


13F File Number: 028-13702

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Kevin Kenny, Jr.
Title:  Managing Member
Phone:  (212) 984-5761


Signature, Place and Date of Signing:

/s/ J. Kevin Kenny, Jr.        New York, NY                   May 7, 2010
----------------------      -------------------        ----------------------
 [Signature]                   [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total: $134,588
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

NONE

                                             FORM 13F INFORMATION TABLE
                                                   March 31, 2010


COLUMN 1                     COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8

                             TITLE OF                    VALUE    SHRS OR    SH/ PUT/   INVESTMENT   OTHR      VOTING AUTHORITY
NAME OF ISSUER               CLASS           CUSIP       (X$1000) PRN AMT    PRN CALL   DISCRETION   MGRS     SOLE    SHARED  NONE
CHANGYOU COM LTD              ADS REP CL A   15911M107   17,024     552,716  SH           SOLE       NONE     552,716
CNINSURE INC                  SPONSORED ADR  18976M103   12,296     462,072  SH           SOLE       NONE     462,072
COGNIZANT TECHNOLOGY SOLUTIO  CL A           192446102    8,385     164,475  SH           SOLE       NONE     164,475
CTC MEDIA INC                 COM            12642X106    1,905     110,607  SH           SOLE       NONE     110,607
E HOUSE CHINA HLDGS LTD       ADR            26852W103    8,619     452,895  SH           SOLE       NONE     452,895
GENPACT LIMITED               SHS            G3922B107   20,524   1,223,881  SH           SOLE       NONE   1,223,881
GOOGLE INC                    CL A           38259P508    9,086      16,021  SH           SOLE       NONE      16,021
MASTERCARD INC                CL A           57636Q104   18,617      73,296  SH           SOLE       NONE      73,296
MEAD JOHNSON NUTRITION CO     COM            582839106   17,295     332,412  SH           SOLE       NONE     332,412
MONSANTO CO NEW               COM            61166W101    5,150      72,110  SH           SOLE       NONE      72,110
PRICELINE COM INC             COM NEW        741503403    8,696      34,101  SH           SOLE       NONE      34,101
SOHU COM INC                  COM            83408W103    6,992     128,054  SH           SOLE       NONE     128,054

03999-0010 #1096633